Expense Example - Investor Class and Class H - Technology Fund	Aug. 01, 2021 USD ($)
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
Class H
Expense Example:
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	$ 2,052